Annual Total Returns - Delaware Tax-Free Minnesota Intermediate Fund - Class A	Aug. 31, 2021
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2011	8.70%
2012	5.37%
2013	(2.06%)
2014	6.65%
2015	2.58%
2016	(0.05%)
2017	4.19%
2018	0.42%
2019	6.03%
2020	3.08%